Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings

	December 31, 2020	December 31, 2019
Credit facilities	$427,287	$404,280
Financial liabilities	63,882	90,086
Total borrowings	$491,169	$494,366
Less: Current portion of long-term borrowings, net	(201,835)	(59,780)
Less: Deferred finance costs, net	(4,312)	(5,338)
Long-term borrowings, net	$285,022	$429,248

Borrowings - Maturities of Long Term Debt
Year	Amount
2021	$203,593
2022	69,300
2023	88,008
2024	65,471
2025 and thereafter	64,797
Total	$491,169